Financial Assets and Financial Liabilities - Schedule of Changes in Liabilities Arising From Financing Activities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	¥ 2,269,778		¥ 2,115,053
Cash flows	(51,940)		136,159
Addition	23,971		15,256
Accretion of interest	1,819		2,198
Foreign exchange movement			1,228
Translation reserve	(97)		(116)
Ending balance	2,243,531	$ 354,864	2,269,778
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,730,000		2,055,046
Cash flows	(127,000)		(326,280)
Foreign exchange movement			1,228
Translation reserve			6
Other	500,000
Ending balance	2,103,000	332,637	1,730,000
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	500,000
Cash flows	100,000		500,000
Other	(500,000)
Ending balance	100,000	15,817	500,000
Lease Liabilities Current [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	22,755		28,633
Cash flows	(24,940)		(37,561)
Addition	1,270		4,039
Accretion of interest	1,819		2,198
Translation reserve	(54)		409
Other	26,275		25,037
Ending balance	27,125	4,290	22,755
Lease Liabilities Noncurrent [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	17,023		31,374
Addition	22,701		11,217
Translation reserve	(43)		(531)
Other	(26,275)		(25,037)
Ending balance	¥ 13,406	$ 2,120	¥ 17,023